SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE ALLOCATION FUNDS
WELLS FARGO ADVANTAGE ALTERNATIVE FUNDS

WELLS FARGO ADVANTAGE CORE BUILDER SHARES

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

WELLS FARGO ADVANTAGE INCOME FUNDS

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

WELLS FARGO ADVANTAGE SMALL TO MID CAP STOCK FUNDS

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

(Each, a “Fund” and together, the “Funds”)

At meetings of the Boards of Trustees of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust held on August 12-13, 2014 and November 6-7, 2014, the Boards of Trustees appointed William R. Ebsworth and Jane A. Freeman, respectively, as new Trustees effective January 1, 2015. Also effective on January 1, 2015, the Boards of Trustees will be comprised of ten members, each of whom is an Independent Trustee as that term is defined under the Investment Company Act of 1940, as amended.

Each Fund’s SAI is hereby amended to add the following to the section entitled “Management – General.”

Name and Age	Position Held with Registrant / Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
William R. Ebsworth	Trustee since 2015

Retired. Prior thereto, joined Fidelity Management and Research Company in 1984 with assignments including equities analyst, portfolio manager, research director, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. Served on the boards of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.

Asset Allocation Trust
Jane A. Freeman	Trustee since 2015

Retired. From 2012 to 2014 and 1999 to 2008, served as Chief Financial Officer of Scientific Learning Corporation.  From 2008 to 2012, provided consulting services related to strategic business projects.  Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Served as Lead Independent Director and chair of the Audit Committee of the Harding Loevner Funds from 1996 to 2014 and Board member and chair of the Audit Committee of the Russell Exchange Traded Funds Trust from 2011 to 2012. Ms. Freeman is a Chartered Financial Analyst (inactive).

Asset Allocation Trust

William R. Ebsworth.  Mr. Ebsworth has served as a Trustee of the Trusts in the Fund Complex and Asset Allocation Trust since January 1, 2015.   Until his retirement in 2013, Mr. Ebsworth most recently served as the Chief Investment Officer of Fidelity Strategic Advisers, Inc., where he led a team of investment professionals managing client assets.  Mr. Ebsworth joined Fidelity Management and Research Company in 1984.  His 29 years with Fidelity included assignments as an equities analyst, portfolio manager, research director, and chief investment officer in Boston, Tokyo, and Hong Kong. Mr. Ebsworth has previously served on the boards of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.  He also is an Adjunct Lecturer, Finance, at Babson College.  He is a Chartered Financial Analyst.

Jane A. Freeman.  Ms. Freeman has served as a Trustee of the Trusts in the Fund Complex and Asset Allocation Trust since January 1, 2015.  From 2012 to 2014 and 1999 to 2008, Ms. Freeman served as the Chief Financial Officer of Scientific Learning Corporation.  From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects.  Prior to joining Scientific Learning, Ms. Freeman was employed as a portfolio manager at Rockefeller & Co. and Scudder, Stevens & Clark.  She served as a board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee.  She also served as a board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and as chair of the Audit Committee.  Ms. Freeman is a Chartered Financial Analyst (inactive).

            On December 31, 2014, Leroy Keith, Jr. retired from the Boards of Trustees. Effective immediately, all references to Leroy Keith, Jr. are hereby removed.

January 2, 2015